17. INTANGIBLE ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	$ 812,995
Balance at ending	811,154	$ 812,995
Gross carrying amount [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	1,158,939
Balance at ending	1,181,519	1,158,939
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	(345,944)
Balance at ending	(370,365)	(345,944)
Intangible assets with indefinite useful life [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	648,381
Additions
Balance at ending	672,944	648,381
Intangible assets with indefinite useful life [Member] | Orbital slots [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	605,643
Additions
Balance at ending	608,895	605,643
Intangible assets with indefinite useful life [Member] | Trade name [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	17,000
Additions
Balance at ending	17,000	17,000
Intangible assets with indefinite useful life [Member] | Intellectual property [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	25,738
Additions
Balance at ending	47,049	25,738
Intangible assets with indefinite useful life [Member] | Gross carrying amount [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	649,481	639,558
Additions	21,311	12,577
Disposals/retirements
Impact of foreign exchange	3,252	(2,654)
Balance at ending	674,044	649,481
Intangible assets with indefinite useful life [Member] | Gross carrying amount [Member] | Orbital slots [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	606,743	609,397
Additions
Disposals/retirements
Impact of foreign exchange	3,252	(2,654)
Balance at ending	606,743	606,743
Intangible assets with indefinite useful life [Member] | Gross carrying amount [Member] | Trade name [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	17,000	17,000
Additions
Disposals/retirements
Balance at ending	17,000	17,000
Intangible assets with indefinite useful life [Member] | Gross carrying amount [Member] | Intellectual property [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	25,738	13,161
Additions	21,311	12,577
Disposals/retirements
Balance at ending	25,738	25,738
Intangible assets with indefinite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	(1,100)	(1,100)
Impairment
Balance at ending	(1,100)	(1,100)
Intangible assets with indefinite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Orbital slots [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	(1,100)	(1,100)
Impairment
Balance at ending	(1,100)	(1,100)
Intangible assets with indefinite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Trade name [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning
Impairment
Balance at ending
Intangible assets with indefinite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Intellectual property [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning
Impairment
Balance at ending